Investments - Additional Information (Detail)	Dec. 31, 2020
Top of range [member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Percentage of ownership interest on long-term investments	3.28%
Bottom of range [member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Percentage of ownership interest on long-term investments	0.00004%